Transactions with Related Parties - Legal services and Steel (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2013 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2012 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2012 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2013 Steel Wheel Investments USD ($)	Dec. 31, 2013 Steel Wheel Investments EUR (€)
Legal fees				$ 18	€ 13,193	$ 55	€ 41,623	$ 61	€ 47,390
Officers' Compensation										420	305
Fees on contract termination	0	0	6,202							3,807	2,700
Due to related parties current	$ 611	$ 4,750			€ 0		€ 0		€ 0